Employees and Employee-Related Costs (Tables)	12 Months Ended
Dec. 31, 2022
Employees and Employee-Related Costs
Schedule of number of employees

	Years Ended December 31,
	2022	2021	2020
Average number of full-time employees	60	53	33
Number of employees at end of period:
Denmark and United States	63	61	35
Total employees, at end of period	63	61	35

Schedule of employee costs

	Years Ended December 31,
	2022	2021	2020

	(USD in thousands)
Wages and salaries	$8,182	$7,558	$4,222
Cash bonus	789	668	—
Share-based compensation expenses	942	1,379	3,408
Other social security expenses	19	28	17
Other staff expenses	389	364	196
Total	$10,321	$9,997	$7,843

	Years Ended December 31,
	2022	2021	2020

	(USD in thousands)
Total Employee costs classified as:
Research and development expenses	$8,156	$7,845	$4,833
General and administrative expenses	2,165	2,152	3,010
Total	$10,321	$9,997	$7,843

	Years Ended December 31,
	2022	2021	2020

	(USD in thousands)
Non-management employee benefit expenses classified as:
Research and development expenses	$6,639	$6,414	$4,009
General and administrative expenses	983	836	611
Total	$7,622	$7,250	$4,620

Schedule of remuneration to the Board of Directors and Executive Management

	Years Ended December 31,
	2022	2021	2020

	(USD in thousands)
Remuneration to the Executive Management:
Wages and salaries	$1,970	$1,833	$1,298
Share-based compensation expenses	321	514	1,566
Total	2,291	2,347	2,864
Remuneration to the Board of Directors:
Wages and salaries	379	313	—
Share-based compensation expenses	29	87	359
Total	408	400	359
Remuneration to the Board of Directors and Executive Management classified as:
Research and development expenses	1,517	1,431	824
General and administrative expenses	1,182	1,316	2,399
Total	$2,699	$2,747	$3,223